Presentation of the Financial Statements and Accounting Practices - Summary of Company's Corporates Structure (Detail)		12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Participation Embraer Group	52.80%
Airholding S.A. [member]
Disclosure of subsidiaries [line items]
Country		Portugal
Airholding S.A. [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Coordinates investments in subsidiaries in Portugal
OGMA - Industria Aeronautica de Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		65.00%	65.00%	65.00%
OGMA - Industria Aeronautica de Portugal S.A. [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		65.00%
Core activities		Aviation maintenance and production
Country		Portugal
Yaborã Indústria Aeronáutica S.A. [member]
Disclosure of subsidiaries [line items]
Country		Brazil
Yaborã Indústria Aeronáutica S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Concentrates the production and commercialization of Commercial Aviation
Embraer Aircraft Customer Services Inc. [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Aircraft Customer Services Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services Inc. [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Aircraft Maintenance Services Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Maintenance of aircraft and components
Embraer Aviation France - EAF [membe]
Disclosure of subsidiaries [line items]
Country		France
Embraer Aviation France - EAF [membe] | France [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Sale of spare parts and support services in Europe
ELEB - Equipamentos Ltda. [member]
Disclosure of subsidiaries [line items]
Country		Brazil
ELEB - Equipamentos Ltda. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Sale of hydraulic and mechanical equipment for the aviation industry
Embraer Aircraft Holding Inc. [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Aircraft Holding Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Concentrates corporate activities in the USA
Embraer Business Innovation Center, Inc. [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Business Innovation Center, Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		R&D of technological innovations in the aerospace sector and related areas
Embraer Executive Jet Services, LLC [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Executive Jet Services, LLC [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		After sale support and aircraft maintenance
Embraer Executive Aircraft, Inc. [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Executive Aircraft, Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Final assembly and delivery of executive jets
Embraer Engineering &Technology Center USA, Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Engineering services related to aircraft research and development
Country		EUA
Embraer Aero Seating Technologies, LLC [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Aero Seating Technologies, LLC [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Production and maintenance of aircraft seats
Embraer Defense and Security Inc. [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Defense and Security Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer CAE Training Services LLC [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer CAE Training Services LLC [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		51.00%
Core activities		Pilot, mechanic and crew training
Embraer Solutions, LLC [member]
Disclosure of subsidiaries [line items]
Country		EUA
Embraer Solutions, LLC [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Sale of spare parts and support services for the Executive Aviation
Embraer Aviation Europe EAE [member]
Disclosure of subsidiaries [line items]
Country		France
Embraer Aviation Europe EAE [member] | France [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Concentrates corporate activities abroad, specifically Europe
Embraer Aviation International EAI [member]
Disclosure of subsidiaries [line items]
Country		France
Embraer Aviation International EAI [member] | France [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Europe SARL [member]
Disclosure of subsidiaries [line items]
Country		France
Embraer Europe SARL [member] | France [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Commercial representation of the Company in Europe, Africa and the Middle East
Embraer Defesa And Seguranca Participacoes S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Coordinates investments in the Defense & Security segments
Country		Brazil
Atech Negocios em Tecnologias S.A. [member]
Disclosure of subsidiaries [line items]
Country		Brazil
Atech Negocios em Tecnologias S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Development and control, communications, computer and intelligence services
Visiona Tecnologia Espacial S.A. [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		51.00%	51.00%	51.00%
Country		Brazil
Visiona Tecnologia Espacial S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		51.00%
Core activities		Supply and development of satellite solutions
Visiona Internacional B.V. [member]
Disclosure of subsidiaries [line items]
Country		Holanda
Visiona Internacional B.V. [member] | Holanda [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		International subsidiary of Visiona
SAVIS Tecnologia e Sistemas S.A. [member]
Disclosure of subsidiaries [line items]
Country		Brazil
SAVIS Tecnologia e Sistemas S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Operates in Defense and Security with the Brazilian Government
Embraer GPX Ltda [member]
Disclosure of subsidiaries [line items]
Country		Brazil
Embraer GPX Ltda [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		No operations
Embraer Netherlands Finance BV [member]
Disclosure of subsidiaries [line items]
Country		Holland
Embraer Netherlands Finance BV [member] | Holland [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Financial operations raising and investing funds of the Embraer Group
Embraer Aviation Netherlands B.V. [member]
Disclosure of subsidiaries [line items]
Country		Holland
Embraer Aviation Netherlands B.V. [member] | Holland [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Concentrates corporate and commercial activities abroad. No current operations
Embraer Netherlands B V [member]
Disclosure of subsidiaries [line items]
Country		Holland
Embraer Netherlands B V [member] | Holland [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Concentrates corporate activities in Europe for leasing and selling used aircraft
Embraer Asia Pacific PTE. Ltd. [member]
Disclosure of subsidiaries [line items]
Country		Singapore
Embraer Asia Pacific PTE. Ltd. [member] | Singapore [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Sale of spare parts and support services in Asia
Embraer CAE Training Services (UK) Limited [member] | United Kingdom [Member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		51.00%
Core activities		No operations
Country		United Kingdom
Embraer Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Country		Portugal
Embraer Portugal S.A. [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Coordinates investments and economic activities in subsidiaries in Portugal
Embraer Portugal Estruturas Metalicas SA [member]
Disclosure of subsidiaries [line items]
Country		Portugal
Embraer Portugal Estruturas Metalicas SA [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Fabrication of steel parts and products for the aviation industry
Embraer Portugal Estruturas em Compositos SA [member]
Disclosure of subsidiaries [line items]
Country		Portugal
Embraer Portugal Estruturas em Compositos SA [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Fabrication of composite parts and products for the aviation industry
Embraer (China) Aircraft Technical Services Company Limited [member]
Disclosure of subsidiaries [line items]
Country		China
Embraer (China) Aircraft Technical Services Company Limited [member] | China [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Sale of spare parts and support services in China
EZ Air Interior Limited [member]
Disclosure of subsidiaries [line items]
Country		Ireland
EZ Air Interior Limited [member] | Ireland [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		50.00%
Core activities		Fabrication of interiors for commercial aircraft
Embraer Overseas Ltd. [member] | Cayman Islands [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Financial operations raising and investing funds of the Embraer Group
Country		Cayman Islands
Embraer Spain Holding Co. SL [member]
Disclosure of subsidiaries [line items]
Country		Spain
Embraer Spain Holding Co. SL [member] | Spain [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Concentrates corporate activities abroad
ECC Investment Switzerland AG [member]
Disclosure of subsidiaries [line items]
Country		Switzerland
ECC Investment Switzerland AG [member] | Switzerland [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Coordinates investments in subsidiaries abroad
ECC Insurance And Financial Company Limited [member] | Cayman Islands [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Covers financial guarantees offered in aircraft sale structuring
Country		Cayman Islands
Embraer Finance Ltd. [member] | Cayman Islands [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Support to the Company in structuring specific operations
Country		Cayman Islands
Fundo de Investimento em Participações Embraer Ventures [member]
Disclosure of subsidiaries [line items]
Country		Brazil
Fundo de Investimento em Participações Embraer Ventures [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Exclusive fund created with the objective of technological and financial aggregation based on investment and support to small and medium-sized companies focused on disruptive innovation in areas related to the A&D sector.
EVE Urban Air Mobility Solutions Inc [Member]
Disclosure of subsidiaries [line items]
Country		EUA
EVE Urban Air Mobility Solutions Inc [Member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Aircraft development, design, manufacturing, selling, certification and support and solutions for urban air traffic management, related to Urban Air Mobility (UAM)
EVE Solucoes de Mobilidade Aerea Urbana Ltda [Member]
Disclosure of subsidiaries [line items]
Country		Brazil
EVE Solucoes de Mobilidade Aerea Urbana Ltda [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Eve’s subsidiary with operations in Brazil
Tempest Servios De Informatica SA [Member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		61.00%
Country		Brazil
Tempest Servios De Informatica SA [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		61.00%
Core activities		Research, development and services in the areas of Information Technology, Information Security and Intelligence
Tempest Security Intelligence Limited [Member]
Disclosure of subsidiaries [line items]
Country		UK
Tempest Security Intelligence Limited [Member] | United Kingdom [Member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Retail trade of computer products, maintenance, repair and related services
EZS Informatica SA [Member]
Disclosure of subsidiaries [line items]
Country		Brazil
EZS Informatica SA [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Retail trade of computer products, maintenance, repair and related services
ID IT Tecnologia da Informacao Ltda [Member]
Disclosure of subsidiaries [line items]
Country		Brazil
ID IT Tecnologia da Informacao Ltda [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		99.00%
Core activities		Development and licensing of customizable computer programs, information technology consulting, data processing, application service providers and internet hosting services
Refine Inc [Member] | Cayman Islands [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		SPE established in past periods for finance sales of aircraft from the Commercial Aviation. No outstanding operations as of December 31, 2020. Entity constituted by SAVIS Tecnologia e Sistemas S.A, a company controlled by Embraer Defesa & Segurança, and Embraer S.A, with the objective of assisting the
Country		Cayman Islands
Tepro Consortium [Member]
Disclosure of subsidiaries [line items]
Country		Brazil
Tepro Consortium [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		100.00%
Core activities		Brazilian Army in the first phase of implementation of the Integrated Monitoring System (“Sisfron”) for the development of certain activities. Located in the city of Campinas, State of São Paulo, Brazil, it represents a direct ownership stake of 93.5% from SAVIS and 6.5% of Embraer S.A.